CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Preferred stock, shares outstanding, beginning balance at Dec. 31, 2015		0
Equity, beginning balance at Dec. 31, 2015	$ 92,192,408	$ 0	$ 1,574	$ 129,367,978	$ (24,654)	$ (37,152,490)
Common stock, shares outstanding, beginning balance at Dec. 31, 2015			15,741,618
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted common stock (shares)			1,023,664
Vesting of restricted common stock	$ 0		$ 102	(102)
Issuance of common stock from option exercises (shares)	8,516		8,516
Issuance of common stock from option exercises	$ 22,098		$ 2	22,096
Stock-based compensation expense	6,572,963			6,572,963
Unrealized gain on available-for-sale securities	23,040				23,040
Net loss	(39,493,123)					(39,493,123)
Preferred stock, shares outstanding, ending balance at Dec. 31, 2016		0
Equity, ending balance at Dec. 31, 2016	59,317,386	$ 0	$ 1,678	135,962,935	(1,614)	(76,645,613)
Common stock, shares outstanding, ending balance at Dec. 31, 2016			16,773,798
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted common stock (shares)			1,021,804
Vesting of restricted common stock	$ 0		$ 102	(102)
Issuance of common stock from option exercises (shares)	1,576		1,576
Issuance of common stock from option exercises	$ 2,632			2,632
Stock-based compensation expense	4,219,165			4,219,165
Unrealized gain on available-for-sale securities	367				367
Net loss	$ (34,433,662)					(34,433,662)
Preferred stock, shares outstanding, ending balance at Dec. 31, 2017	0	0
Equity, ending balance at Dec. 31, 2017	$ 29,105,888	$ 0	$ 1,780	140,184,630	(1,247)	(111,079,275)
Common stock, shares outstanding, ending balance at Dec. 31, 2017	17,797,178		17,797,178
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted common stock (shares)			172,904
Vesting of restricted common stock	$ 0		$ 17	(17)
Issuance of common stock from option exercises (shares)	97,310		97,310
Issuance of common stock from option exercises	$ 118,010		$ 10	118,000
Stock-based compensation expense	1,939,611			1,939,611
Unrealized gain on available-for-sale securities	1,247				1,247
Net loss	$ (21,922,217)					(21,922,217)
Preferred stock, shares outstanding, ending balance at Dec. 31, 2018	0	0
Equity, ending balance at Dec. 31, 2018	$ 9,282,756	$ 0	$ 1,807	$ 142,242,224	$ 0	$ (132,961,275)
Common stock, shares outstanding, ending balance at Dec. 31, 2018	18,067,392		18,067,392